Changes in Accumulated Other Comprehensive Income, Net of Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	¥ (639,495)
Other comprehensive income before reclassifications	190,271
Amounts reclassified out of accumulated other comprehensive income	548
Net current-period other comprehensive income	190,819		201,639	(37,179)
Less: Other comprehensive income attributable to noncontrolling interests	2,909
Balance at March 31, 2014	(451,585)		(639,495)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	109,079
Other comprehensive income before reclassifications	24,388
Amounts reclassified out of accumulated other comprehensive income	(5,078)
Net current-period other comprehensive income	19,310
Less: Other comprehensive income attributable to noncontrolling interests	880
Balance at March 31, 2014	127,509
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	(742)
Other comprehensive income before reclassifications	103
Amounts reclassified out of accumulated other comprehensive income	639
Net current-period other comprehensive income	742
Less: Other comprehensive income attributable to noncontrolling interests
Balance at March 31, 2014
Pension liability adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	(191,816)
Other comprehensive income before reclassifications	6,896
Amounts reclassified out of accumulated other comprehensive income	4,987
Net current-period other comprehensive income	11,883
Less: Other comprehensive income attributable to noncontrolling interests	106
Balance at March 31, 2014	(180,039)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at March 31, 2013	(556,016)	[1]
Other comprehensive income before reclassifications	158,884	[1]
Net current-period other comprehensive income	158,884	[1]
Less: Other comprehensive income attributable to noncontrolling interests	1,923	[1]
Balance at March 31, 2014	¥ (399,055)	[1]

[1]	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of the liquidation or sale of certain foreign subsidiaries and affiliates.